Contracted concessional assets (Tables)	3 Months Ended
Mar. 31, 2018
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of March 31, 2018 and December 31, 2017 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Contracted concessional assets cost	10,751,202	10,633,769
Amortization and impairment	(1,650,654)	(1,549,499)
Total	9,100,548	9,084,270